Provisions	12 Months Ended
Jun. 30, 2026
Provisions [Abstract]
PROVISIONS
17.	PROVISIONS

	30 June 2026 $	30 June 2025 $
Employee entitlements	11,922	10,484
Interest and penalties on taxes	94,470	16,970
	106,392	27,454

	30 June 2026 $	30 June 2025 $
Balance at beginning of year	27,454	24,200
Movement in the provision for interest and penalties on taxes	77,500	-
Movement in employee entitlements	1,438	3,254
Balance at end of year	106,392	27,454